INCOME TAXES - DOLLAR THRIFTY (Details 2) (USD $)	3 Months Ended		12 Months Ended				1 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended				16 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Canada	Sep. 30, 2010 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc.	Mar. 31, 2011 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2012 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2009 Dollar Thrifty Automotive Group Inc.	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc.	Sep. 30, 2012 Dollar Thrifty Automotive Group Inc. DTG Canada	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. U.S.	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Canada	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. Canada	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. Canada DTG Canada	Dec. 31, 2011 Dollar Thrifty Automotive Group Inc. State	Dec. 31, 2010 Dollar Thrifty Automotive Group Inc. State
Income taxes
Deferred tax expense	$ 41,191,000	$ 7,073,000	$ 135,600,000	$ 74,400,000	$ (19,877,000)						$ 49,369,000	$ 59,214,000		$ 86,652,000	$ 76,957,000	$ 16,854,000
Other comprehensive income that relates to the interest rate swap and foreign currency translation														13,300,000
INCOME TAX EXPENSE	59,468,000	24,226,000	227,073,000	143,846,000	33,322,000			33,469,000	39,265,000		89,516,000	80,594,000		101,692,000	90,202,000	35,986,000		0	0	0
Percentage of bonus depreciation allowances for assets placed in service under Small Business Act							50.00%
Percentage of bonus depreciation allowances for assets placed in service under Tax Relief Act													50.00%				100.00%
Federal tax refunds received										50,000,000	8,800,000
NOL carryfowards																			166,300,000			66,200,000
Valuation allowance of NOLs						200,600,000														24,600,000	25,900,000		100,000	100,000
Amount
Tax expense computed at the maximum U.S. statutory rate														91,435,000	77,496,000	28,353,000
Difference resulting from:
State and local taxes, net of federal income tax benefit														11,132,000	12,056,000	7,007,000
Foreign (income) losses														(623,000)	1,522,000	1,111,000
Foreign taxes														586,000	416,000	633,000
Other														(838,000)	(1,288,000)	(1,118,000)
Total														$ 101,692,000	$ 90,202,000	$ 35,986,000
Percent
Tax expense computed at the maximum U.S. statutory rate (as a percent)			35.00%	35.00%	35.00%									35.00%	35.00%	35.00%
Difference resulting from:
State and local taxes, net of federal income tax benefit (as a percent)			2.90%	3.20%	(5.20%)									4.20%	5.40%	8.60%
Foreign (income) losses (as a percent)														(0.20%)	0.70%	1.40%
Foreign taxes (as a percent)			(3.20%)	(3.30%)	(32.10%)									0.20%	0.20%	0.80%
Other (as a percent)			0.20%	2.40%	1.80%									(0.30%)	(0.60%)	(1.40%)
Effective Tax Rate (as a percent)	69.20%	(100.90%)	45.20%	38.50%	103.10%			37.60%	37.10%		38.10%	39.10%		38.90%	40.70%	44.40%